Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Big Tree Cloud Network Technology (Shenzhen) Co., LTD [Member]
Schedule of Related Party Transactions [Line Items]
Purchase of goods	$ 712	$ 16,793	$ 1,715
Sales of goods	67,636
Rental income	28,876
Big Tree Cloud Network Technology (Shenzhen) Co., LTD [Member]
Schedule of Related Party Transactions [Line Items]
Purchase of services		575,250	152,507
Purchase of intangible assets	2,596,313
Shenzhen Jingxihui Trading Co., LTD [Member]
Schedule of Related Party Transactions [Line Items]
Sales of goods		236,605	185,019
Shenyang Jingxihui Network Technology Co., LTD [Member]
Schedule of Related Party Transactions [Line Items]
Sales of goods			185,019
Shenzhen Big Tree Rong Trading Co., LTD [Member]
Schedule of Related Party Transactions [Line Items]
Sales of goods			291,884
Guangxi Big Tree Rong Network Technology Co LTD [Member]
Schedule of Related Party Transactions [Line Items]
Sales of goods	17,944
Daidi, Lin [Member]
Schedule of Related Party Transactions [Line Items]
Sales of goods		706
Wenquan, Zhu [Member]
Schedule of Related Party Transactions [Line Items]
Interest expense	$ 14,789	$ 8,668